Taxation	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxation

12. Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Hong Kong profits tax rate is 16.5% for the years ended December 31, 2016 and 2017. No Hong Kong profits tax was provided for as there was no estimated assessable profits tax during the relevant periods.

The PRC

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008. On April 14, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “high and new technology enterprises” (“HNTE”), which will be entitled to a favorable statutory tax rate of 15%. An enterprise’s qualification as a HNTE is reassessed by the relevant PRC governmental authorities every three years. In November 2013, the local governments announced that a subsidiary of the Group was qualified as HNTE and was subject to a preferential statutory tax rate of 15% for 2013, 2014 and 2015. In 2016, the subsidiary re-applied for HNTE status and was approved the HNTE status in December 2016. Accordingly, the subsidiary continued to be taxed at a 15% rate for 2016, 2017 and 2018. Currently, the subsidiary is under process for renewal application. In January 2018, another subsidiary of the Group was approved the Software Enterprise Status. In accordance with PRC EIT Law, the subsidiary is entitled to enjoy full exemption from EIT for two years beginning with their first profitable year and a 50% reduction for the subsequent three years. The EIT law also provides for companies that qualifies as small and micro entities are eligible to apply 20% tax rate and enjoy a 50% reduction of its taxable income.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-residententerprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax for any of the periods presented.

Composition of income tax expenses

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income (loss) during the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expenses	65,106	371,354	94,787
Deferred income tax benefit (expense)	(16,839)	(96,643)	56,419

Total	48,267	274,711	151,206

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2016, 2017 and 2018 and does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2018.

Aggregate undistributed earnings of the Company’s subsidiaries and VIE located in the PRC that are available for distribution at December 31, 2018 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.

The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(2)%	(2)%	(2)%
Effect of tax holiday*	(5)%	(6)%	(19)%
Change in valuation allowance	(9)%	—	—
Undeductable expenses	—	2%	2%
Others	—	1%	—

Effective income tax rate	9%	20%	6%

*

Although the subsidiary approved the Software Enterprise Status is entitled to enjoy full exemption from EIT for two years from 2017, it is also subject to the annual tax inspection which was finally settled in 2018. As a result, the Group reversed a total of RMB268,051 tax expenses in the fourth quarter of 2018 including RMB136,424 related to the tax expenses of 2017 and RMB131,627 related to the tax expenses for first three quarters of 2018, which were recorded as tax payable in the balance sheet.

The aggregate amount and per share effect of the tax holidays are as follows

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Tax holiday effect	30,012	153,908	460,333
Net income per share effect
- Basic	4.51	0.20	0.31

- Diluted	4.51	0.20	0.29

Deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Contract liabilities	—	63,733
Allowance for doubtful accounts and loan provision	819	52,207
Net accumulated losses-carry forward	18,530	38,851
Payroll and welfare payable and other temporary difference	5,988	5,988
Deferred revenue	38,436	—
Quality assurance payable	35,947	2,127
Accounts receivable	34,030	—
Investor reserve fund	16,149	—

Less: valuation allowance	(21,538)	(40,143)

Total deferred tax assets	128,361	122,763

Deferred tax liabilities:
Intangible assets arisen from business combination	(15,940)	(15,940)
Contract assets	—	(16,815)
Investor reserve funds	—	(23,287)
Quality assurance payable	—	(41,799)
Change in fair value for short-term investment	—	(2,223)

Total deferred tax liabilities	(15,940)	(100,064)

Net deferred tax assets	112,421	22,699

Movement of valuation allowances

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	49,877	2,906	21,538
Current year additions	1,037	18,688	22,585
Current year reversals	(48,008)	(56)	(3,980)

At end of year	2,906	21,538	40,143

Valuation allowances have been provided on deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2017 and 2018, valuation allowances on deferred tax assets mainly arising from tax loss carry forwards were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and certain deductible expenses generated by certain unprofitable subsidiaries.

As of December 31, 2018, total tax loss carry forwards of the Company’s subsidiaries in the PRC of approximately RMB156,508, will expire if not used between 2019 and 2023. The applicable carry-forward limitation period is 5 years under the PRC EIT law.

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2017 and 2018, the Group did not have any significant unrecognized uncertain tax positions.